[K&L Gates LLP letterhead]

January 24, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Intermediate Duration Quality Municipal Term Fund (333-185471, 811-22779)

Ladies and Gentlemen:

On behalf of the Nuveen Intermediate Duration Quality Municipal Term Fund (the “Fund”), we are transmitting for electronic filing Amendment No. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein. This Amendment No. 2 is being filed for the purpose of updating the Fund’s Registration Statement and addressing staff comments.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Fatima Sulaiman at (202) 778-9082 with any questions or comments concerning these materials.

Very truly yours,

/s/  David P. Glatz

David P. Glatz

Enclosures

Copies to	K. Brown (w/encl.)
K. McCarthy (w/encl.)
M. Winget (w/encl.)
C. Cone (w/encl.)